Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Schedule of defined benefit plans	Summary of defined benefit balances at 31 December

EURm	Defined benefit obligation	Fair value of plan assets	Effects of asset ceiling	Net defined benefit balance
2024
United States, Pension	(10 688)	16 188	—	5 500
United States, OPEB	(1 393)	701	—	(692)
Germany	(1 959)	1 240	—	(719)
United Kingdom	(529)	736	—	207
Other	(1 220)	1 858	(85)	553
Total	(15 789)	20 723	(85)	4 849
2023
United States, Pension	(11 325)	16 285	—	4 960
United States, OPEB	(1 471)	675	—	(796)
Germany	(2 037)	1 199	—	(838)
United Kingdom	(782)	957	—	175
Other	(1 253)	1 798	(87)	458
Total	(16 868)	20 914	(87)	3 959
Funded status of defined benefit obligation:

EURm	2024	2023
Wholly funded	12 665	12 782
Partly funded	2 252	3 149
Unfunded	872	937
Total	15 789	16 868

Schedule of movements in the defined benefit obligation	Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling limitation for the years ended 31 December

Defined benefit obligation	2024				2023
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	(11 325)	(1 471)	(4 072)	(16 868)	(12 340)	(1 615)	(4 357)	(18 312)
Current service cost	(86)	—	(62)	(148)	(83)	—	(74)	(157)
Interest expense	(509)	(67)	(142)	(718)	(563)	(73)	(173)	(809)
Past service cost	(12)	—	7	(5)	(9)	—	3	(6)
Settlements(1)	—	—	178	178	—	—	501	501
Total	(607)	(67)	(19)	(693)	(655)	(73)	257	(471)
Remeasurements:
Gain/(loss) from change in demographic assumptions	114	17	32	163	66	1	(12)	55
Gain/(loss) from change in financial assumptions	463	62	88	613	(114)	(26)	(161)	(301)
Experience gain/(loss)	94	27	(13)	108	(43)	28	(11)	(26)
Total	671	106	107	884	(91)	3	(184)	(272)
Translation differences	(664)	(87)	(32)	(783)	431	57	(12)	476
Contributions from plan participants	—	(76)	(4)	(80)	—	(60)	(24)	(84)
Benefits paid	1 237	212	272	1 721	1 330	229	249	1 808
Other(2)	—	(10)	40	30	—	(12)	(1)	(13)
Total	573	39	276	888	1 761	214	212	2 187
31 December	(10 688)	(1 393)	(3 708)	(15 789)	(11 325)	(1 471)	(4 072)	(16 868)
Weighted average duration of the defined benefit obligation (in years)	9.1	10.3	10.1	9.5	7.7	8.8	10.6	8.5
(1)In 2024, the settlement relates to the transfer of a liability in the amount of EUR 178 million to insurer Aviva as part of a buy-out transaction in the UK. In 2023, the settlement related to the transfer of liabilities from formerly Nokia managed Provident Fund to Indian government managed Provident Fund platform (EPFO).
(2)Includes divestment related transfers.

Fair value of plan assets	2024				2023
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	16 285	675	3 954	20 914	17 726	637	4 328	22 691
Interest income	755	30	133	918	820	28	171	1 019
Administrative expenses and interest on asset ceiling	(18)	—	(5)	(23)	(17)	—	(4)	(21)
Settlements(1)	—	—	(183)	(183)	—	—	(494)	(494)
Total	737	30	(55)	712	803	28	(327)	504
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(576)	50	44	(482)	(186)	62	48	(76)
Total	(576)	50	44	(482)	(186)	62	48	(76)
Translation differences	990	41	41	1 072	(624)	(21)	28	(617)
Contributions:
Employers	27	3	25	55	27	7	41	75
Plan participants	—	76	4	80	—	60	24	84
Benefits paid	(1 237)	(212)	(179)	(1 628)	(1 330)	(229)	(181)	(1 740)
Section 420 transfer(2)	(38)	38	—	—	(131)	131	—	—
Other	—	—	—	—	—	—	(7)	(7)
Total	(258)	(54)	(109)	(421)	(2 058)	(52)	(95)	(2 205)
31 December	16 188	701	3 834	20 723	16 285	675	3 954	20 914
(1)In 2024, the settlement primarily relates to transfer of assets in the amount of EUR 178 million to insurer Aviva as part of a buy-out transaction in the UK. In 2023, the settlement relates to the transfer of assets from formerly Nokia managed Provident Fund to Indian government managed Provident Fund platform (EPFO).
(2)Refer to the Future cash flows section below for description of Section 420 transfers.

The impact of the asset ceiling limitation	2024				2023
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	—	—	(87)	(87)	—	—	(84)	(84)
Interest expense	—	—	(1)	(1)	—	—	(2)	(2)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	—	—	6	6	—	—	5	5
Translation differences	—	—	(3)	(3)	—	—	(6)	(6)
31 December	—	—	(85)	(85)	—	—	(87)	(87)

Schedule of net balances

Net balances	2024				2023
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
31 December	5 500	(692)	41	4 849	4 960	(796)	(205)	3 959
Consisting of:
Net pension assets	5 749	—	1 183	6 932	5 217	—	1 041	6 258
Net pension liabilities	(249)	(692)	(1 142)	(2 083)	(257)	(796)	(1 246)	(2 299)

Schedule of recognized in the income statement

EURm	2024	2023	2022
Current service cost(2)	148	157	205
Past service cost(2)	5	6	(2)
Net interest(3)	(176)	(187)	(92)
Settlements(2)	5	(7)	(10)
Total	(18)	(31)	101
(1)Includes amounts related to both continuing and discontinued operations.
(2)Amounts related to continuing operations are presented in operating expenses within the income statement.
(3)Amounts related to continuing operations are presented in financial income within the income statement.

Schedule of recognized in comprehensive income

EURm	2024	2023	2022
Return on plan assets, excluding amounts included in interest income	(482)	(76)	(4 646)
Gain/(loss) from change in demographic assumptions	163	55	(4)
(Loss)/gain from change in financial assumptions	613	(301)	4 534
Experience (loss)/gain	108	(26)	(320)
Change in asset ceiling, excluding amounts included in interest expense	6	5	12
Total	408	(343)	(424)

Schedule of actuarial assumptions	The discount rates and mortality tables used for the significant plans:

	Discount rate		Mortality table
	2024	2023	2024
United States(1)	5.3%	4.7%	Pri-2012 w/MP-2020 Mortality projection scale
Germany	3.4%	3.2%	Heubeck 2018G
United Kingdom(2)	5.6%	4.5%	CMI 2023
Total weighted average for all countries	4.9%	4.4%
(1)Mortality tables remain unchanged in the US. 2024 mortality assumption includes an adjustment based upon actual experience.
(2)Mortality tables have been updated from CMI 2021 in 2023 to CMI 2023 for United Kingdom and have been adjusted with 1.5%
long-term rate of improvement.
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country.
Schedule of sensitivity analysis	The principal actuarial weighted average assumptions used for determining the defined benefit obligation and sensitivity of the defined benefit obligation to changes in these assumptions:

	2024	2023	Change in assumption	Increase in assumption(1) EURm	Decrease in assumption(1) EURm
Discount rate for determining present values	4.9%	4.4%	1.0%	1 162	(1 358)
Pension growth rate	2.1%	3.3%	1.0%	(226)	175
Inflation rate	2.0%	2.3%	1.0%	(249)	219
Life expectancy	86-88 yrs	87-88 yrs	1 year	(589)	559
(1)Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2024				2023
EURm	Quoted	Unquoted	Total	% of total assets	Quoted	Unquoted	Total	% of total assets
Equity securities	1 055	—	1 055	5%	1 249	—	1 249	6%
Fixed income securities	14 721	142	14 863	72%	14 750	140	14 890	71%
Insurance contracts	—	648	648	3%	—	807	807	4%
Real estate	—	860	860	4%	—	1 010	1 010	5%
Short-term investments	945	—	945	5%	689	—	689	3%
Private equity and other	103	2 249	2 352	11%	106	2 163	2 269	11%
Total	16 824	3 899	20 723	100%	16 794	4 120	20 914	100%
(1)Beginning in 2024, Nokia reports temporarily held cash positions associated with different asset classes as part of those asset classes. Previously these cash positions were included in short-term investments. Comparative asset balances have been recast accordingly.

Schedule of expected benefit payments

	US Pension			US OPEB		Other countries	Total
EURm	Management	Occupational	Supplemental plans	Formerly union represented	Non-union represented
2025	1 053	214	27	60	61	261	1 676
2026	983	198	26	53	62	241	1 563
2027	919	184	25	49	62	240	1 479
2028	861	170	24	79	62	244	1 440
2029	810	157	23	72	63	269	1 394
2030–2034	3 343	609	101	273	309	1 346	5 981